SUN CAPITAL ADVISERS TRUST

Sun Capital Global Real Estate Fund

Sun Capital Investment Grade Bond Fund

Sun Capital Money Market Fund

SC AllianceBernstein International Value Fund

SC BlackRock Inflation Protected Bond Fund

SC BlackRock International Index Fund

SC BlackRock Large Cap Index Fund

SC BlackRock Small Cap Index Fund

SC Columbia Small Cap Value Fund

SC Davis Venture Value Fund

SC Goldman Sachs Mid Cap Value Fund

SC Goldman Sachs Short Duration Fund

SC Ibbotson Balanced Fund

SC Ibbotson Conservative Fund

SC Ibbotson Growth Fund

SC Ibbotson Tactical Opportunities Fund

SC Invesco Small Cap Growth Fund

SC Lord Abbett Growth & Income Fund

SC PIMCO High Yield Fund

SC PIMCO Total Return Fund

SC WMC Blue Chip Mid Cap Fund

SC WMC Large Cap Growth Fund

(each, a “Fund” and collectively, the “Funds”)

Supplement dated August 16, 2012

To the Initial Class and Service Class Prospectuses

and the Statement of Additional Information, each dated May 1, 2012

On August 13-14, 2012, the Board of Trustees of Sun Capital Advisers Trust (the “Trust”) approved, and determined to recommend that shareholders approve, the following proposals (the affected Funds are included after each proposal):

1.	To elect ten individuals as members of the Board of Trustees of the Trust replacing the current members of the Board (all Funds, voting together).

2.	To approve a new advisory agreement with Massachusetts Financial Services Company (“MFS”) (all Funds other than SC Ibbotson Tactical Opportunities Fund, voting separately).

3.	To approve an amendment to the Trust’s Declaration of Trust (all Funds, voting together).

4.	To approve revisions to, or elimination of, certain fundamental investment restrictions (Sun Capital Global Real Estate Fund, SC BlackRock Inflation Protected Bond Fund, SC BlackRock Small Cap Index Fund, SC Columbia Small Cap Value Fund, SC Goldman Sachs Mid Cap Value Fund, SC Goldman Sachs Short Duration Fund, SC Ibbotson Balanced Fund, SC Ibbotson Conservative Fund, and SC Ibbotson Growth Fund, voting separately).

5.

To approve a Plan of Liquidation to liquidate the assets of the Fund and distribute the liquidation proceeds to the Fund’s shareholders (Sun Capital Money Market Fund, SC AllianceBernstein International Value Fund, SC BlackRock International Index Fund, and SC BlackRock Large Cap Index Fund, voting separately).[1]

6.	To approve a re-classification of diversification status from “diversified” to “non-diversified” (SC Blackrock Inflation Protected Bond Fund only).

7.	To approve an Agreement and Plan of Reorganization providing that the Fund that would combine and merge into a corresponding variable insurance fund advised by MFS (SC WMC Large Cap Growth Fund, SC Davis Venture Value Fund, SC WMC Blue Chip Mid Cap Fund, SC Invesco Small Cap Growth Fund, Sun Capital Investment Grade Bond Fund, SC PIMCO Total Return Fund, SC Lord Abbett Growth & Income Fund, and SC PIMCO High Yield Fund, voting separately).

1 The SC Ibbotson Tactical Opportunities Fund (the “Tactical Fund”) will liquidate on its own without a shareholder meeting. The only shareholders of the Tactical Fund are SC Ibbotson Balanced Fund, SC Ibbotson Conservative Fund and SC Ibbotson Growth Fund. As part of the transition and integration plan, these three Funds will withdraw all of their investments in the Tactical Fund.

Each Fund’s shareholders of record on September 4, 2012 are expected to vote on the proposal(s) applicable to the shareholder’s Fund(s) at shareholder meetings expected to be held on November 26, 2012. If a proposal is approved by the shareholders of the applicable Fund(s), the proposal is expected to take effect on or about December 7, 2012 (the “Effective Date”).

The proposals are part of a transition and integration plan whereby management of the Funds would be transferred to MFS, and the Trust would be integrated into the MFS family of variable insurance funds. The investment adviser to each Fund is currently Sun Capital Advisers LLC (“Sun Capital”), which either manages the Fund directly or employs an affiliated or unaffiliated subadviser to do so. MFS is an affiliate of Sun Capital and the Trust (and the subadviser to the SC Global Real Estate Fund). Information regarding the transition and integration plan and Proposals 1 through 6 will be contained in one set of proxy materials to be filed with the U.S. Securities and Exchange Commission (“SEC”). Information regarding Proposal 7 will be contained in a separate joint prospectus and proxy statement also to be filed with the SEC. Proxy materials regarding Proposals 1 through 6 will be mailed to all shareholders of record and owners (“Owners”) of variable annuity contracts and variable life insurance policies issued by either Sun Life Assurance Company of Canada (U.S.) (“Sun Life (U.S.)”) or Sun Life Insurance and Annuity Company of New York (“Sun Life (N.Y.)”) entitled to give voting instructions in connection with Fund shares held on their behalf by a separate account of Sun Life (U.S.) or Sun Life (N.Y.). Owners with investments allocated to any of the Funds proposed for reorganization and merger under Proposal 7 will receive both sets of proxy materials. Once the proxy materials are filed, you will be able to access them through the EDGAR Database on the SEC’s website at http://www.sec.gov.

If Proposal 2 is approved with regard to any Fund, the Fund’s current advisory agreement with Sun Capital and any subadvisory agreement relating to the Fund will be terminated as of the Effective Date. Additionally, if Proposal 2 is approved with regard to a Fund that is not proposed to be liquidated or reorganized, it is expected that such Fund will thereafter be managed by MFS, without a subadviser, in accordance with an investment strategy and policies that may differ somewhat from the Fund’s current investment strategy and policies. Such new investment strategy and policies would be described in a revised prospectus that would be issued following the Effective Date. It is also expected that the name of (i) the Trust would be changed to “MFS Variable Insurance Trust III,” and (ii) each Fund would be changed to reflect the MFS name and the relevant MFS strategy applicable to the Fund. From the date of approval of Proposal 2 until shortly before MFS assumes investment management responsibility, such Fund’s holdings may temporarily differ from those contemplated by both its current and new investment strategies and policies.

Likewise, if Proposal 5 or Proposal 7 is approved with regard to any Fund, immediately preceding the liquidation or merger of the Fund, as applicable, the Fund’s holdings may temporarily differ from those contemplated by its current investment strategy and policies.

If Proposal 7 is approved with regard to any Fund, that Fund will be reorganized to merge it into an existing fund that MFS manages without a subadviser.

A summary of how Proposals 2, 5 and 7 apply to the various Funds is set forth below.

I. The Transitioning of Certain Funds into MFS Funds

The Funds listed in the “Transitioning Funds” column in the table below will be transitioned to become MFS Funds. Their investment strategies will change to reflect MFS’ investment process, and their names will change to reflect that MFS will manage the funds directly, without any subadvisers.

TRANSITIONING FUNDS	FUNDS AS RENAMED
1. Sun Capital Global Real Estate Fund	1. MFS Global Real Estate Portfolio
2. SC BlackRock Inflation Protected Bond Fund	2. MFS Inflation Adjusted Bond Portfolio
3. SC Columbia Small Cap Value Fund	3. MFS New Discovery Value Portfolio
4. SC Goldman Sachs Mid Cap Value Fund	4. MFS Mid Cap Value Portfolio
5. SC Goldman Sachs Short Duration Fund	5. MFS Limited Maturity Portfolio
6. SC Ibbotson Balanced Fund	6. MFS Moderate Allocation Portfolio
7. SC Ibbotson Conservative Fund	7. MFS Conservative Allocation Portfolio
8. SC Ibbotson Growth Fund	8. MFS Growth Allocation Portfolio
9. SC BlackRock Small Cap Index Fund	9. MFS Blended Research Small Cap Portfolio

II. The Liquidation of Certain Funds

The Funds listed as “Liquidating Funds” below would be liquidated.

LIQUIDATING FUNDS
1. Sun Capital Money Market Fund
2. SC AllianceBernstein International Value Fund
3. SC BlackRock International Index Fund
4. SC BlackRock Large Cap Index Fund

III. The Reorganization and Merger of Certain Funds into MFS Successor Funds

The Funds listed in the “Merging Funds” column in the table below will reorganize and merge into the corresponding MFS funds listed in the “Successor Funds” column. MFS manages each of the Successor Funds directly, without a subadviser.

MERGING FUNDS	MFS SUCCESSOR FUNDS
1. SC WMC Large Cap Growth Fund	1. MFS Growth Series
2. SC Davis Venture Value Fund	2. MFS Research Series
3. SC WMC Blue Chip Mid Cap Fund	3. MFS Mid Cap Growth Series
4. SC Invesco Small Cap Growth Fund	4. MFS New Discovery Series
5. Sun Capital Investment Grade Bond Fund	5. MFS Research Bond Series
6. SC PIMCO Total Return Fund	6. MFS Research Bond Series
7. SC Lord Abbett Growth & Income Fund	7. MFS Value Series
8. SC PIMCO High Yield Fund	8. MFS High Yield Portfolio

Important Note: In order to achieve an efficient and orderly transition under the plan, the seven proposals described above are being presented to Owners simultaneously. In some cases, this may result in an Owner being asked to provide voting instructions on separate proposals that may appear to be contradictory (e.g., to approve a new advisory agreement with MFS on behalf of a Fund (Proposal 2) and to approve a Plan of Liquidation to liquidate the assets of the same Fund (Proposal 5) both within one set of proxy materials, or to approve a new advisory agreement with MFS on behalf of a Fund (Proposal 2) and to approve an Agreement and Plan of Reorganization providing that the Fund would combine and merge into a corresponding MFS fund (Proposal 7) under two different sets of proxy materials). This is being done as part of a contingency plan in order to ensure that the transition can be effected in a timely manner and that the Funds may continue to have adequate supervision and management if the liquidation or merger proposals are not approved by the Effective Date. Therefore, in the materials, Owners will be encouraged to provide voting instructions regarding all proposals affecting the Fund shares held on their behalf by a separate account of Sun Life (U.S.) or Sun Life (N.Y.).

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